Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Revenue:
Group Mobile	$2,450	$—	$3,727	$—
FLI Charge	12	—	29	—
Intellectual property	8,900	—	9,650	150
Total Revenue	$11,362	$—	$13,406	$150
Segment operating loss:
Group Mobile	$(326)	$—	$(648)	$—
FLI Charge	(998)	—	(1,777)	—
Intellectual property	(7,577)	(6,276)	(8,280)	(10,032)
Corporate	(1,814)	(2,299)	(3,616)	(5,296)
Total segment operating loss	(10,715)	(8,575)	(14,321)	(15,328)
Corporate non-operating income (expense), net	(92)	66	(441)	(157)
Net loss	$(10,807)	$(8,509)	$(14,762)	$(15,485)

	June 30, 2016	December 31, 2015
Assets:
Group Mobile	$7,013	$6,228
FLI Charge	1,734	1,583
Intellectual property	2,654	17,528
Corporate	26,346	25,120
Total Assets	$37,747	$50,459

	For the year ended December 31,
	2015	2014
Revenue:
Intellectual Property	$21,750	$1,425
Fli Charge	2	—
Group Mobile	935	—
Total Revenue	$22,687	$1,425
Segment operating loss:
Intellectual Property	$(9,854)	$(45,439)
Fli Charge	(139)	—
Group Mobile	(351)	—
Total Segment operating loss	$(10,344)	$(45,439)
Unallocated expenses, net:
Goodwill impairment	—	(65,757)
Total unallocated expenses, net	—	(65,757)
Non-operating income (expense), net	(1,780)	1,974
Loss before income tax benefit (expense)	$(12,124)	$(109,222)
Assets:
Intellectual Property	$42,721	$37,435
Fli Charge	6,228	—
Group Mobile	1,583	—
Total Assets	$50,532	$37,435